Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000
Common shares, shares issued	62,036,273	61,392,170
Common shares, shares outstanding	62,036,273	61,392,170	60,106,037
Class B Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
Parent Company | Class A Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000
Common shares, shares issued	62,036,273	61,392,170
Common shares, shares outstanding	62,036,273	61,392,170
Parent Company | Class B Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189